Consolidated Statements of Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Statement Line Items [Line Items]
Interest and similar income	R$ 119,743,371	R$ 124,417,705		R$ 122,053,139
Interest and similar expenses	(48,575,687)	(58,617,986)		(55,244,669)
Net interest income	71,167,684	65,799,719		66,808,470
Fee and commission income	24,936,454	25,337,676		23,831,590
Net gains/(losses) on financial assets and liabilities at fair value through profit or loss	(18,586,403)	(1,090,917)		(11,676,573)
Net gains/(losses) on financial assets at fair value through other comprehensive income	(1,716,879)	655,832		1,073,563
Net gains/(losses) on foreign currency transactions	(1,010,972)	323,774		1,096,826
Net profit from insurance and pension plans	7,578,707	8,254,939		7,656,872
Insurance and pension income	68,410,501	71,191,410		66,270,095
Insurance and pension expenses	(60,831,794)	(62,936,471)		(58,613,223)
Other operating income	(13,735,547)	8,143,628		(1,849,312)
Expected loss on loans and advances	(18,711,841)	(12,532,133)		(15,091,975)
Expected loss on other financial assets	(833,434)	(1,472,394)		(1,172,860)
Personnel expenses	(18,965,477)	(21,143,568)		(17,581,798)
Other administrative expenses	(15,484,126)	(16,489,578)		(16,873,962)
Accumulated depreciation and amortization	(5,921,030)	(5,865,768)		(4,808,255)
Other operating income/(expenses)	(18,822,246)	(29,597,586)		(15,500,258)
Other operating expense	(78,738,154)	(87,101,027)		(71,029,108)
Income before income taxes and share of profit of associates and joint ventures	3,630,437	12,179,996		17,761,640
Share of profit of associates and joint ventures	444,858	1,201,082	[1]	1,680,375
Income before income taxes and non-controlling interests	4,075,295	13,381,078		19,442,015
Income taxes	11,958,666	7,792,129		(2,693,576)
Net income for the year	16,033,961	21,173,207		16,748,439
Attributable to shareholders:
Shareholders of the parent	15,836,862	21,023,023		16,583,915
Non-controlling interest	R$ 197,099	R$ 150,184		R$ 164,524
Common shares [Member]
Basic and diluted earnings per share based on the weighted average number of shares (expressed in R$ per share):
Earnings per	R$ 1.71	R$ 2.27		R$ 1.79
Preferred shares [Member]
Basic and diluted earnings per share based on the weighted average number of shares (expressed in R$ per share):
Earnings per	R$ 1.88	R$ 2.49		R$ 1.97

[1]	In 2019, impairment losses were recorded in "associates and jointly controlled entities" in the amount of R$727,235 thousand.